Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Concentrated Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGAX
Goldman Sachs Concentrated Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGCX
Goldman Sachs Concentrated Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCRIX
Goldman Sachs Concentrated Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGCTX
Goldman Sachs Concentrated Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGUX
Goldman Sachs Concentrated Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GACPX
Goldman Sachs Enhanced Core Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GALLX
Goldman Sachs Enhanced Core Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCLLX
Goldman Sachs Enhanced Core Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILLX
Goldman Sachs Enhanced Core Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSLLX
Goldman Sachs Enhanced Core Equity Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRLLX
Goldman Sachs Enhanced Core Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFCUX
Goldman Sachs Enhanced Core Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGZPX
Goldman Sachs Large Cap Core Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCGX
Goldman Sachs Large Cap Core Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPCX
Goldman Sachs Large Cap Core Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPIX
Goldman Sachs Large Cap Core Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPSX
Goldman Sachs Large Cap Core Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPTX
Goldman Sachs Large Cap Core Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPRX
Goldman Sachs Large Cap Core Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPUX
Goldman Sachs Large Cap Core Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGGPX
Goldman Sachs Strategic Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGRAX
Goldman Sachs Strategic Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGRCX
Goldman Sachs Strategic Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTIX
Goldman Sachs Strategic Growth Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTSX
Goldman Sachs Strategic Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTTX
Goldman Sachs Strategic Growth Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTRX
Goldman Sachs Strategic Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGRUX
Goldman Sachs Strategic Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPPX
Goldman Sachs US Equity ESG Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGVX
Goldman Sachs US Equity ESG Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGVX
Goldman Sachs US Equity ESG Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GINGX
Goldman Sachs US Equity ESG Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRGX
Goldman Sachs US Equity ESG Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRGVX
Goldman Sachs US Equity ESG Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDEUX
Goldman Sachs US Equity ESG Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GALPX
Goldman Sachs Mid Cap Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOAX
Goldman Sachs Mid Cap Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOCX
Goldman Sachs Mid Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOIX
Goldman Sachs Mid Cap Growth Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOSX
Goldman Sachs Mid Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOTX
Goldman Sachs Mid Cap Growth Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGORX
Goldman Sachs Mid Cap Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOUX
Goldman Sachs Mid Cap Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGQPX
Goldman Sachs Small Cap Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBDX
Goldman Sachs Small Cap Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBAX
Goldman Sachs Small Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAJX
Goldman Sachs Small Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAHX
Goldman Sachs Small Cap Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSBEX
Goldman Sachs Small Cap Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSADX
Goldman Sachs Small_Mid Cap Growth Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMAX
Goldman Sachs Small_Mid Cap Growth Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMGX
Goldman Sachs Small_Mid Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMYX
Goldman Sachs Small_Mid Cap Growth Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMQX
Goldman Sachs Small_Mid Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMTX
Goldman Sachs Small_Mid Cap Growth Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMRX
Goldman Sachs Small_Mid Cap Growth Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMUX
Goldman Sachs Small_Mid Cap Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSWPX
Goldman Sachs Technology Opportunities Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITAX
Goldman Sachs Technology Opportunities Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITCX
Goldman Sachs Technology Opportunities Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITIX
Goldman Sachs Technology Opportunities Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITSX
Goldman Sachs Technology Opportunities Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITIX
Goldman Sachs Technology Opportunities Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTORX
Goldman Sachs Technology Opportunities Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSJPX
Goldman Sachs Equity Income Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSGRX
Goldman Sachs Equity Income Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSGCX
Goldman Sachs Equity Income Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIIX
Goldman Sachs Equity Income Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSGSX
Goldman Sachs Equity Income Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRGTX
Goldman Sachs Equity Income Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRGRX
Goldman Sachs Equity Income Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRGUX
Goldman Sachs Equity Income Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GABPX
Goldman Sachs Focused Value Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVAX
Goldman Sachs Focused Value Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVCX
Goldman Sachs Focused Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVSX
Goldman Sachs Focused Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVIX
Goldman Sachs Focused Value Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVRX
Goldman Sachs Focused Value Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFVUX
Goldman Sachs Focused Value Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGYPX
Goldman Sachs Large Cap Value Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSLAX
Goldman Sachs Large Cap Value Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVCX
Goldman Sachs Large Cap Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSLIX
Goldman Sachs Large Cap Value Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVSX
Goldman Sachs Large Cap Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVTX
Goldman Sachs Large Cap Value Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVRX
Goldman Sachs Large Cap Value Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVUX
Goldman Sachs Large Cap Value Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMYPX
Goldman Sachs Mid Cap Value Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMAX
Goldman Sachs Mid Cap Value Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMCX
Goldman Sachs Mid Cap Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMCX
Goldman Sachs Mid Cap Value Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMSX
Goldman Sachs Mid Cap Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMTX
Goldman Sachs Mid Cap Value Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMRX
Goldman Sachs Mid Cap Value Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMUX
Goldman Sachs Mid Cap Value Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMPPX
Goldman Sachs Small Cap Value Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSMX
Goldman Sachs Small Cap Value Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSCX
Goldman Sachs Small Cap Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSIX
Goldman Sachs Small Cap Value Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSSX
Goldman Sachs Small Cap Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSQTX
Goldman Sachs Small Cap Value Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSQRX
Goldman Sachs Small Cap Value Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSUX
Goldman Sachs Small Cap Value Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSYPX
Goldman Sachs Small_Mid Cap Value Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMVAX
Goldman Sachs Small_Mid Cap Value Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMVCX
Goldman Sachs Small_Mid Cap Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMVX
Goldman Sachs Small_Mid Cap Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMVIX
Goldman Sachs Small_Mid Cap Value Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMVRX
Goldman Sachs Small_Mid Cap Value Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCUX
Goldman Sachs Small_Mid Cap Value Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSVPX